Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Revenue
Schedule of revenue recognition

DKK thousand	2020	2019	2018
Boehringer Ingelheim International GmbH	149,120	0	0
Alexion Pharmaceuticals Inc.	42,881	38,021	0
Undisclosed counterpart	0	3,312	9,845
Protagonist Therapeutics, Inc.	0	0	3,274
Total license and milestone revenue	192,001	41,333	13,119
Sanofi—Aventis Deutschland GmbH	0	0	24,858
Total royalty revenue	0	0	24,848
V-Go gross sales	303,658	0	0
Reductions*	(142,345)	0	0
Total revenue from sale of goods	161,313	0	0
Total revenue	353,314	41,333	37,977
Royalty revenue can be specified as follows:
Soliqua®	0	0	17,786
Lyxumia®	0	0	7,072
Total royalty revenue	0	0	24,848
Total revenue recognized over time	42,881	38,021	0
Total revenue recognized at a point in time	310,433	3,312	37,977

* Discounts and rebates are specified below and discussed further in note 25..

Schedule of sales gross-to-net reconciliation

DKK thousand	2020	2019	2018
V-Go gross sales	303,658	0	0
Customer and Contractual price reductions	(133,924)	0	0
Returns and sales reductions	(8,421)	0	0
Net sales	161,313	0	0